October 26, 1995

U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for The RBB Fund, Inc.

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1.Rule 24(f)-2 Notice; and
2.Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing
I can be reached at (302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549


RULE 24f-2 NOTICE

FOR


The RBB Fund, Inc.
(Name of Registrant)

Securities Act of 1933 File No. 33-20827

400 Bellevue Parkway
Wilmington, DE  19809
(Address of Principal Executive Offices)


Warburg Pincus Growth and Income Fund
Warburg Pincus Balanced Fund
Warburg Pincus Tax-Free Fund
Government Securities Portfolio
Money Market Portfolio
Municipal Money Market Portfolio
New York Municipal Money Market Portfolio
Government Obligations Money Market Portfolio
High Yield Bond Portfolio
BEA International Equity Portfolio
BEA Emerging Markets Equity Portfolio
BEA U.S. Core Equity Portfolio
BEA U.S. Core Fixed Income Portfolio
BEA Global Fixed Income Portfolio
BEA Municipal Bond Fund Portfolio
BEA Strategic Fixed Income Portfolio
BEA Balanced Portfolio
BEA Short Duration Portfolio
Laffer\Canto Equity Portfolio
(Titles of Securities with Respect to which Notice is Filed)


1.The following information is set forth pursuant to the requirements of Rule 24f-2 (b) (1):

 (i)   Fiscal year for which notice is filed:

For the fiscal year ended August 31, 1995.

 (ii) The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year:

Warburg Pincus Growth and Income Fund            None
Warburg Pincus Balanced Fund                  $1,073,048
Warburg Pincus Tax-Free Fund                  $4,539,196
Government Securities Portfolio                  None
Money Market Portfolio                           None
Municipal Money Market Portfolio             $16,131,524
New York Municipal Money
  Market Portfolio                            $4,526,220
Government Obligations Money
  Market Portfolio                          $187,902,971


High Yield Bond Portfolio                    $18,603,984
BEA International Equity Portfolio               None
BEA Emerging Markets Equity Portfolio            None
BEA U.S. Core Equity Portfolio                   None
BEA Strategic Fixed Income Portfolio             None
BEA U.S. Core Fixed Income Portfolio             None
BEA Global Fixed Income Portfolio                None
BEA Municipal Bond Fund Portfolio                None
BEA Balanced Portfolio                           None
BEA Short Duration Portfolio                     None
Laffer\Canto Equity Portfolio                    None


(iii) The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

None.


(iv) The number or amount of securities sold during such fiscal year:

(1)  Warburg Pincus Growth and Income Fund              $722,996,657
(2)  Warburg Pincus Balanced Fund                         $4,349,805
(3)  Warburg Pincus Tax-Free Fund                           $172,004
(4)  Government Securities Portfolio                         $88,182
(5)  Money Market Portfolio                           $5,686,714,227
(6)  Municipal Money Market Portfolio                 $1,786,502,870
(7)  New York Municipal Money Market Portfolio          $536,354,594
(8)  Government Obligations Money Market Portfolio    $1,187,286,774
(9)  High Yield Bond Portfolio                                     0
(10) BEA International Equity Portfolio                 $141,210,504
(11) BEA Emerging Markets Equity Portfolio               $45,977,774
(12) BEA U.S. Core Equity Portfolio                      $28,923,460
(13) BEA Strategic Fixed Income Portfolio                 $8,824,836
(14) BEA U.S. Core Fixed Income Portfolio                $64,282,193
(15) BEA Global Fixed Income Portfolio                   $11,427,093
(16) BEA Municipal Bond Fund Portfolio                   $13,666,897
(17) BEA Balanced Portfolio                                        0
(18) BEA Short Duration Portfolio                                  0
(19) Laffer\Canto Equity Portfolio                          $117,921

(v) The number or amount of securities sold during such fiscal year reliance upon registration pursuant to Rule 24f-2*:

(1)  Warburg Pincus Growth and Income Fund              $722,996,657
(2)  Warburg Pincus Balanced Fund                         $4,349,805
(3)  Warburg Pincus Tax-Free Fund                           $172,004
(4)  Government Securities Portfolio                         $88,182
(5)  Money Market Portfolio                           $5,686,714,227
(6)  Municipal Money Market Portfolio                 $1,786,502,870
(7)  New York Municipal Money Market Portfolio          $536,354,594
(8)  Government Obligations Money Market Portfolio    $1,187,286,774
(9)  High Yield Bond Portfolio                                     0
(10) BEA International Equity Portfolio                 $141,210,504
(11) BEA Emerging Markets Equity Portfolio               $45,977,774
(12) BEA U.S. Core Equity Portfolio                      $28,923,460
(13) BEA Strategic Fixed Income Portfolio                 $8,824,836
(14) BEA U.S. Core Fixed Income Portfolio                $64,282,193
(15) BEA Global Fixed Income Portfolio                   $11,427,093
(16) BEA Municipal Bond Fund Portfolio                   $13,666,897
(17) BEA Balanced Portfolio                                        0
(18) BEA Short Duration Portfolio                                  0

(19) Laffer\Canto Equity Portfolio                          $117,921



2. An opinion of counsel with respect to the validity of the shares accompanies this notice.


3. Filing Fee with respect to shares specified in 1(v) above:

Filing fee  $574,794.48


Dated: October 26, 1995




The RBB Fund, Inc.

By:Edward J. Roach
   President and Treasurer


(1) The actual aggregate sales price for which such shares were sold was $722,996,657. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $168,239,331. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

    $722,996,657 - $168,239,331 = $554,757,326 / 2900 = $191,295.63

(2) The actual aggregate sales price for which such shares were sold was $4,349,805. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $347,995. $1,073,048 of the aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

    $4,349,805 - $347,995 = $4,001,810 - $1,073,048 =
    $2,928,762 / 2900 = $1,009.92

(3) The actual aggregate sales price for which such shares were sold was $172,004. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $1,720,315. $4,539,196 of the aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

    $172,004 - $1,720,315 = ($1,548,311) - $4,539,196 =
    ($6,087,507) / 2900 = $0

(4) The actual aggregate sales price for which such shares were sold was $88,182. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $45,047,715. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

    $88,182 - $45,047,715 = ($44,959,533) / 2900 =  $0




(5) The actual aggregate sales price for which such shares were sold was $5,686,714,227. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $5,009,003,844. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

    $5,686,714,227 - $5,009,003,844 = $677,710,383 / 2900 = $233,693.24

(6) The actual aggregate sales price for which such shares were sold was $1,786,502,870. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $1,655,831,224. $16,131,524 of the
    aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

    $1,786,502,870 - $1,655,831,224 = $130,671,646 - $16,131,524 =
    $114,540,122 / 2900 = $39,496.59


(7) The actual aggregate sales price for which such shares were sold was $536,354,594. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $515,533,440. $4,526,220 of the aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

    $536,354,594 - $515,533,440 = $20,821,154 - $4,526,220 =
    $16,294,934 / 2900 = $5,618.94


(8) The actual aggregate sales price for which such shares were sold was $1,187,286,774. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $893,228,258. $187,902,971 of the aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

    $1,187,286,774 - $893,228,258 = $294,058,516 - $187,902,971 =
    $106,155,545 / 2900 = $36,605.36


(9) The actual aggregate sales price for which such shares were sold was $0. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $113,362. $18,603,984 of the aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

    $0 - $113,362 = ($113,362) - $18,603,984 = ($18,717,346) / 2900 = $0




(10) The actual aggregate sales price for which such shares were sold was $141,210,504. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $69,857,127. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

     $141,210,504 - $69,857,127 = $71,353,377 / 2900 = $24,604.61


(11) The actual aggregate sales price for which such shares were sold was $45,977,774. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $25,817,939. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

     $45,977,774 - $25,817,939 = $20,159,835 / 2900 = $6,951.67


(12) The actual aggregate sales price for which such shares were sold was $28,923,460. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $1,982,759. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

     $28,923,460 - $1,982,759 = $26,940,701 / 2900 = $9,289.90


(13) The actual aggregate sales price for which such shares were sold was $8,824,836. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $9,662,770. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

     $8,824,836 - $9,662,770 = ($837,934) / 2900 = $0









(14) The actual aggregate sales price for which such shares were sold was $64,282,193. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $2,949,275. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

     $64,282,193 - $2,949,275 = $61,332,918 / 2900 = $21,149.28


(15) The actual aggregate sales price for which such shares were sold was $11,427,093. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $0. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

     $11,427,093 - $0 = $11,427,093 / 2900 = $3,940.38


(16) The actual aggregate sales price for which such shares were sold was $13,666,897. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $10,363,925. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

     $13,666,897 - $10,363,925 = $3,302,972 / 2900 = $1,138.96


(17) The actual aggregate sales price for which such shares were sold was $0. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $0. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

     $0 - $0 = $0 / 2900 = $0


(18) The actual aggregate sales price for which such shares were sold was $0. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $0. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

     $0 - $0 = 0 / 2900 = $0







(19) The actual aggregate sales price for which such shares were sold was $117,921. During the fiscal year ended August 31, 1995 the actual aggregate redemption price of the shares redeemed by the Registrant was $875,240. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the filing fee with respect to such shares is calculated as follows:

     $117,921 - $875,240 = ($757,319) / 2900 = $0

October 26, 1995


The RBB Fund, Inc.
400 Bellevue Parkway
Suite 100
Bellevue Corporate Center
Wilmington, DE  19809

Re:  Rule 24f-2 Notice for The RBB Fund, Inc.
(Securities Act File No. 33-20827)

Gentlemen:

We have acted as counsel to The RBB Fund, Inc. (the "Fund"), a Maryland corporation having its principal place of business in Wilmington, Delaware. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company.


The Fund has requested our opinion as to the legality of shares of classes of Common Stock, each class with a par value per share of $.001 (the "Shares"), which are issued by the Fund during the Fund's fiscal year ended August 31, 1995. The Shares represent interests in the Warburg Pincus Growth & Income Fund, Warburg Pincus Balanced Fund, Warburg Pincus Tax-Free Fund, Government Securities Portfolio, Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio, High Yield Bond Portfolio, New York Municipal Money Market Portfolio, BEA International Equity Portfolio, BEA Emerging Markets Equity Portfolio, BEA Strategic Fixed Income Portfolio, BEA U.S. Core Fixed Income Portfolio, BEA Global Fixed Income Portfolio, BEA Municipal Bond Fund Portfolio, BEA U.S. Core Equity Portfolio, BEA Balanced Portfolio, and BEA Short Duration Portfolio and Laffer/Canto Equity Portfolio of the Fund.

We have been informed by the Fund that a total of 9,287,729,969 Shares (49,867,280 Shares representing interests in the Warburg Pincus Growth & Income Fund; 423,935 Shares representing interests in the Warburg Pincus Balanced Portfolio; 16,896 Shares representing interests in the Warburg Pincus Tax-Free Portfolio; 9,203 Shares representing interests in the Government Securities Portfolio; 5,686,714,227 Shares representing interests in the Money Market Portfolio; 0 Shares representing interests in the High Yield Bond Portfolio; 1,786,502,870 Shares representing interests in the Municipal Money Market Portfolio; 1,187,286,774 Shares representing interests in the Government Obligations Money Market Portfolio; 536,354,594 Shares representing interest in the New York Municipal Money Market Portfolio; 7,555,790 Shares representing interests in the BEA International Equity Portfolio; 24,447,890 Shares representing interests in the BEA Emerging Markets Equity Portfolio; 580,982 Shares representing interests in the BEA Strategic Fixed Income Portfolio; 4,372,374 Shares representing interests in the BEA U.S. Core Fixed Income Portfolio; 1,883,469 Shares representing interests in the BEA U.S. Core Equity Portfolio; 766,650 Shares representing interests in the BEA Global Fixed Income Portfolio; 935,296 Shares representing interests in the BEA Municipal Bond Fund Portfolio; 0 Shares representing interests in the BEA Balanced Portfolio; 0 Shares representing interests in the BEA Short Duration Portfolio; and 11,739 Shares representing interests in the Laffer/Canto Equity Portfolio) were issued from time to time during the fiscal year ended August 31, 1995.

Such Shares were issued under Prospectuses which were included as part of Post-Effective Amendments No. 19, 20, 21, 22, 23, 24,
25, 26, and 27 to the Fund's Registration Statement on Form N-1A which were filed with the Securities and Exchange Commission
(the "SEC"). Post-Effective Amendments No. 19 and 23 were filed with the SEC on October 14, 1994 and December 19, 1994 respectively and became effective on December 28, 1994, Post-Effective Amendments No. 20 and 22 were filed with the SEC on October 21, 1994 and December 19, 1994, respectively and became effective on December 21, 1994, Post-Effective Amendments No. 21 and 24 were filed with the SEC on October 23, 1994 and December 19, 1994, respectively and became effective on December 28, 1994 Post-Effective Amendment No. 25 was filed with the SEC on February 27, 1995 and became effective on February 27, 1995, Post-Effective Amendment No. 26 was filed with the SEC on March 13, 1995 and became effective March 13, 1995, Post-Effective Amendment No. 27 was filed with the SEC on March 31, 1995 and became effective on March 31, 1995. In connection with our giving of this opinion, we have examined a copy of the Charter of the Fund as amended and supplemented.

Based solely upon our review of the Fund's Charter and the information given to us as to the number of Shares sold, we are of the opinion that the 9,287,729,969 Shares issued by the Fund during its fiscal year ended August 31, 1995 were, when issued for payment as described in the Fund's prospectuses referred to above, legally issued, fully paid and non-assessable by the Fund.

Very truly yours,

Ballard,Spahr, Andrews & Ingersoll